Consolidated Income Statements - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Income Statement
Revenue	$ 1,092,418	$ 1,237,439
Cost of sales
Mine operating costs	691,591	741,342
Depreciation and amortization	361,827	344,555
Cost of Sales	1,053,418	1,085,897
Gross profit	39,000	151,542
Selling and administrative expenses	41,408	36,170
Exploration and evaluation expenses	17,196	30,774
Other operating expenses	17,583	51,116
Impairment loss	0	322,249
Results from operating activities	(37,187)	(288,767)
Net interest expense on long term debt	82,712	68,375
Accretion on streaming arrangements	56,670	69,772
Change in fair value of financial instruments	(29,370)	8,247
Other net finance costs	31,890	17,602
Net finance expense	141,902	163,996
Loss before tax	(179,089)	(452,763)
Tax recovery	(34,505)	(108,953)
Loss for the year	$ (144,584)	$ (343,810)
Loss per share
Basic and diluted (in dollars per share)	$ (0.55)	$ (1.32)
Weighted average number of common shares outstanding:
Basic and diluted (in shares)	261,272,151	261,272,151